Credit facilities and long-term debt - Narrative (Details)		1 Months Ended
	Nov. 15, 2024 USD ($)	Apr. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) loan	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jul. 31, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Feb. 01, 2024 USD ($) bankAccount	Feb. 01, 2024 EUR (€) bankAccount	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Apr. 30, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Interest rate	3.20%
Borrowings, number of loans | loan			2
Multicurrency Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €						€ 130,000,000							€ 100,000,000	€ 340,000,000			€ 250,000,000
Outstanding borrowings				$ 13,298,000	€ 12,800,000					$ 40,333,000	€ 36,500,000
Repayments of non-current borrowings	$ 30,000,000
Committed Borrowing Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €					45,000,000
Outstanding borrowings				0						0
Committed Borrowing Facility | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €					20,000,000
Uncommitted Borrowing Facility, Maturing December 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €					40,000,000
Outstanding borrowings				10,000,000						0
Uncommitted Borrowing Facility, Maturing April 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €					€ 60,000,000
Outstanding borrowings				15,000,000						$ 0
Note Payable Established December 2017
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings		$ 120,000,000
Notional amount																$ 150,000,000
Repayments of non-current borrowings	120,000,000	$ 30,000,000
Note Payable Established December 2017 | Through July 16, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate																3.07%
Note Payable Established December 2017 | Through Maturity Date Of November 15, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate												3.05%				3.15%
Note Payable Established March 2018
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 100,000,000								$ 75,000,000
Interest rate							4.80%					3.05%			3.15%
Note Payable Established June 2021, Loan One
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 45,000,000				$ 50,000,000
Interest rate			3.15%				4.80%					3.05%
Note Payable Established June 21, Loan Two
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 32,800,000
Interest rate							3.35%
Note Payable Established November 15, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000
Cash Management Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 15,000,000	€ 15,000,000
Outstanding borrowings				$ 6,083,000
Borrowings, number of bank accounts | bankAccount								2	2